CAPITALIZATION	12 Months Ended
Jul. 31, 2025
Equity [Abstract]
CAPITALIZATION

11. CAPITALIZATION:

The Company is capitalized entirely through common stock with identical voting rights and rights to liquidation. Treasury stock is recorded at cost and consists of 162,517 shares at July 31, 2025 and July 31, 2024.